SHARE CAPITAL - Share capital issued (Details)			3 Months Ended	8 Months Ended	12 Months Ended
	Dec. 13, 2022 shares	Aug. 11, 2022 CAD ($) $ / shares shares	Mar. 31, 2023 CAD ($) item shares	Mar. 31, 2023 CAD ($) item shares	Mar. 31, 2023 CAD ($) EquityInstruments item shares	Mar. 31, 2022 CAD ($) EquityInstruments $ / shares shares	Aug. 10, 2022 $ / shares shares
Disclosure of classes of share capital [line items]
Number of votes per share | item			1	1	1
Number of shares issued			11,717,616	11,717,616	11,717,616
Stock split ratio		5		5
Number of shares outstanding			11,717,616	11,717,616	11,717,616	58,150,789
Number of preferred shares outstanding			0	0	0	0
Share capital | $			$ 107,273,342	$ 107,273,342	$ 107,273,342	$ 132,111,283
Share issuance						262,500
Proceeds on issuance of common shares | $					$ 67,665	$ 404,375
Warrants exercised						168,885
Warrant exercise price | $ / shares						$ 2.00
Proceeds from exercise of warrants | $						$ 337,771
Options exercised | EquityInstruments					28,708	422,166
Proceeds from exercise of stock options | $			$ 17,830		$ 17,830	$ 294,263
Class A
Disclosure of classes of share capital [line items]
Number of shares issued						58,150,789
Share capital | $						$ 132,111,283
Consulting [member]
Disclosure of classes of share capital [line items]
Number of shares issued			72,464	72,464	72,464
Share capital | $			$ 67,665	$ 67,665	$ 67,665
Field Trip Health and Wellness Ltd
Disclosure of classes of share capital [line items]
Number of shares converted		1
Number of shares issued		0.85983356
Stock split ratio		5
Number of shares outstanding							50,055,011
Share price | $ / shares		$ 0.50					$ 0.50
Number of shares cancelled		11,642,953
Share capital | $		$ 107,159,510
Number of fractional share cancelled	30
Net investment in associate | $
Field Trip Health and Wellness Ltd | Class A
Disclosure of classes of share capital [line items]
Number of shares cancelled		58,214,768
Shares cancelled, Value | $		$ 132,187,016